Subsequent Events (Details) - USD ($)	Feb. 26, 2023	Jan. 12, 2023	Oct. 01, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events
Common stock, par value				$ 0.01	$ 0.01
Common stock, shares outstanding				30,427,750	15,496,932	13,877,636
Acquisition of Molekule | AeroClean Technologies, Inc.
Subsequent Events
Effective date of acquisition		Jan. 12, 2023
Acquisition of Molekule | AeroClean Technologies, Inc. | Common Stock
Subsequent Events
Common stock, par value		$ 0.0001
Equity ownership in outstanding shares		49.50%
Common stock, shares outstanding		30,427,750
Acquisition of Molekule | AeroClean Technologies, Inc. | Non-Assessable Common Stock
Subsequent Events
Shares issued at effective time of acquisition		14,907,210
Acquisition of GSI Technology
Subsequent Events
Effective date of acquisition			Oct. 01, 2022
Shares issued at effective time of acquisition			88,104
Cash paid to acquire business			$ 350,000
Value of shares issued at effective time of acquisition			276,647
Transaction costs			$ 87,865
Agreement to Acquire Aura Smart Air Ltd.
Subsequent Events
Effective date of acquisition	Feb. 26, 2023
Subsequent event | Acquisition of Molekule
Subsequent Events
Effective date of acquisition		Jan. 12, 2023
Subsequent event | Acquisition of Molekule | AeroClean Technologies, Inc.
Subsequent Events
Common stock, par value		$ 0.0001
Subsequent event | Acquisition of Molekule | Molekule, Inc. | Common Stock
Subsequent Events
Equity ownership in outstanding shares		49.50%
Common stock, shares outstanding		30,427,750
Subsequent event | Acquisition of Molekule | Molekule, Inc. | Non-Assessable Common Stock
Subsequent Events
Common stock, par value		$ 0.01
Shares issued at effective time of acquisition		14,907,210
Subsequent event | Agreement to Acquire Aura Smart Air Ltd. | Molekule, Inc. | Non-Assessable Common Stock
Subsequent Events
Shares issued at effective time of acquisition	3,519,105